Document and Entity Information Document	Nov. 06, 2020
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Amendment Flag	false
Entity File Number	1-11299
Entity Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0000065984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX
Entergy New Orleans [Member]
Entity File Number	1-35747
Entity Registrant Name	ENTERGY NEW ORLEANS, LLC
Entity Tax Identification Number	82-2212934
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3700
Entity Central Index Key	0000071508
Entity Emerging Growth Company	false
Entergy Louisiana [Member]
Entity File Number	1-32718
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Mortgage Bonds, 4.875% Series due September 2066 | Entergy Louisiana [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE
Mortgage Bonds, 5.25% Series due July 2052 | Entergy Louisiana [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.25% Series due July 2052
Trading Symbol	ELJ
Security Exchange Name	NYSE
Mortgage Bonds, 4.70% Series due June 2063 | Entergy Louisiana [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.70% Series due June 2063
Trading Symbol	ELU
Security Exchange Name	NYSE
Mortgage Bonds, 5.0% Series due December 2052 | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.0% Series due December 2052
Trading Symbol	ENJ
Security Exchange Name	NYSE
Mortgage Bonds, 5.50% Series due April 2066 | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.50% Series due April 2066
Trading Symbol	ENO
Security Exchange Name	NYSE